Operating leases - Additional information (Detailsl) $ in Millions	Sep. 30, 2019 USD ($)
Operating Lease, Weighted Average Remaining Lease Term	6 years 1 month 6 days
Spot Charters [Member]
Operating Leases, Future Minimum Payments Receivable	$ 16.3
Spot Charters [Member] | Maximum [Member]
Lessor, Operating Lease, Term of Contract	1 year